MoA Large Cap Growth Index Fund Investment Strategy - MoA Large Cap Growth Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]	The Fund invests primarily in the common stocks included in the Russell 1000® Growth Index to replicate, to the extent practicable and cost effective, the weightings of such stocks in the Index. The Fund is designed to measure the performance of large-capitalization growth stocks in the United States. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in securities included in the Russell 1000® Growth Index. Because the Fund seeks to approximate the performance of an index, it expects to have investment exposure to industries and sectors represented in the index to the same extent as the representation of those industries and sectors in the index. Based on the current composition of the Russell 1000® Growth Index, the Fund expects to invest significantly in the stocks of technology companies.